EMPLOYEE BENEFIT - Summary of Employee Benefit Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Pension-defined benefit plans, current	$ 1,320	$ 1,387
Long service leave, current	627	600
Employee benefit liabilities, current	1,947	1,987
Pension-defined benefit plans, non-current	7,576	8,467
Long service leave, non-current	117	126
Employee benefit liabilities, non-current	7,693	8,593
Pension-defined benefit plans	8,896	9,854
Long service leave	744	726
Employee benefit liabilities	$ 9,640	$ 10,580